Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill.
Schedule of changes in Goodwill

	2020	2019	2018
	$m	$m	$m
Cost
At 1 January	11,982	12,022	12,143
Exchange and other adjustments	182	(40)	(121)
At 31 December	12,164	11,982	12,022
Amortisation and impairment losses
At 1 January	314	315	318
Exchange and other adjustments	5	(1)	(3)
At 31 December	319	314	315
Net book value
At 31 December	11,845	11,668	11,707